TAX ASSETS AND LIABILITIES - Current tax accounts receivable and payable (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
TAX ASSETS AND LIABILITIES
Monthly provisional payments	$ 4,691,320	$ 25,428,344
Tax credits	32,125,597	6,640,888
Recoverable taxes from prior years	27,247	473,424
Surplus Tax Credit	6,265,971	6,387,530
Other Recoverable Taxes	272,923	396,241
Total	43,383,058	39,326,427
Income tax expense	13,411,621	14,615,447
Total	$ 13,411,621	$ 14,615,447